Description of the Plan	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Description of the Plan
Description of the Plan

1. Description of the Plan

The following description of The Magna Group of Companies Retirement Savings Plans (the Plan) provides only general information. Participants should refer to the restated Plan Agreement for a more complete description of the Plan’s provisions.

General

Certain employees of Magna International of America, Inc. (the Primary Employer) and other participating subsidiaries and affiliates of the Primary Employer (collectively, the Employer) are eligible to participate in the Plan.

The Plan was established by the Primary Employer as the Magna International of America 401(k) Plan on August 1, 1992. The Primary Employer restated the Plan’s terms, provisions and conditions effective January 1, 2023.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Plan Agreement provides that the Plan may invest in common stock of Magna International Inc. (Magna), the parent company of the Primary Employer.

The Plan is administered by the Primary Employer and individuals appointed by the Board of Directors of the Primary Employer. Principal Trust Company (Principal) is the appointed Trustee of the Plan.

401(k) Eligibility

An employee is eligible to participate on the first day of employment and shall be eligible for matching contributions on the first day of the month following six months of service and attainment of 18 years of age.

Deferred Profit-Sharing Eligibility

An employee is eligible to receive profit-sharing contributions if the employee is employed at a participating employer on the last day of the plan year and the employee received compensation for 1,000 hours of service in the plan year. As of January 1, 2022, the Deferred Profit-Sharing portion of the Plan was modified so that only certain union employees were eligible.

Contributions and Automatic Enrollment

The 401(k) portion of the Plan is funded by contributions from employees who may elect to contribute from 1% to 50% of wages, as defined, subject to the maximum amount permitted under the Internal Revenue Code (the Code). The Employer may make a discretionary matching contribution. For the 2025 and 2024 plan years, the Employer Matching Contribution was 50% of the first 6% of base earnings contributed by a participant, unless a collective bargaining agreement states differently. Employees may also defer 1% to 100% of their bonus for a given year, which is not eligible for a matching contribution by the Employer. Participants in the Plan may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.

Employees are automatically enrolled after a 30-day opt-out period. The Employer withholds an amount equal to a percentage of eligible employee compensation (other than bonus pay), until such time as the employee changes or stops the contribution.

New hires are automatically enrolled at 6% of employee compensation (other than bonus pay), except for newly hired employees covered under certain collective bargaining agreements who will be automatically enrolled at 3%.

The Plan has an automatic increase feature whereby the contribution percentage is increased by 1% per year up to a maximum contribution percentage of 6% for participants making a contribution of less than 6%, unless the employee changes or stops the contribution. The automatic increase does not apply to certain employees who are covered by a collective bargaining agreement.

The Deferred Profit-Sharing portion of the Plan is a non-contributory, defined contribution plan funded by discretionary Employer contributions as determined under the provisions of the Plan, which are generally based on years of service and consolidated profits as determined by the Employer. As of January 1, 2022, the Deferred Profit-Sharing portion of the Plan was replaced by a new account labelled Magna Base Contribution (MBC) for all eligible participants, defined in the Plan Agreement, as amended as the Base Contribution. The MBC for each eligible participant is determined by multiplying their applicable Regular Earnings by 3%. The MBC is paid to eligible participants on a per-pay period basis throughout the year. Contributions will commence on the first of the month on or following the completion of 6 months and attainment of 18 years of age.

Participant Accounts

Individual participant accounts are maintained by Principal and are credited with employee contributions, Employer contributions, and Plan earnings in the case of the 401(k) portion of the Plan, and allocations of Employer contributions, Plan earnings, and forfeitures of former participants’ non-vested amounts in the case of the Deferred Profit-Sharing portion of the Plan. Allocations of contributions and forfeitures in the Deferred Profit-Sharing portion of the Plan are based upon compensation and years of service, as defined, while allocations of earnings are recognized by changes in the unit value. Such accounts are valued periodically in accordance with the provisions of the Plan.

Vesting

For the 401(k) portion of the Plan, participants are 100% vested immediately in Employer and employee contributions and allocated earnings thereon. This includes the Base Contribution.

Vesting for the historical Deferred Profit-Sharing portion of the Plan will continue according to the following schedule:

Full Years of Service	Vested Percentage (%)
Less than 1	0
1	30
2	40
3	60
4	80
5 and after	100

Notwithstanding the foregoing, all amounts allocated or re-allocated to a participant shall vest irrevocably to that participant not later than five years after the end of the plan year in which the amounts are allocated or re-allocated, unless the participant has ceased before that time to be an employee. Immediate full vesting also occurs upon a participant’s death, total and permanent disability, permanent layoff, or attainment of normal retirement age of 60.

Forfeitures

For the Deferred Profit-Sharing portion of the Plan, the non-vested portion of a terminated participant’s account balance is allocated to other Plan participants after the former participant has five consecutive one-year service breaks. During 2025 and 2024, allocated forfeitures were $357 thousand and $360 thousand, respectively. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $459 thousand and $452 thousand, respectively.

Plan Benefits

For the Deferred Profit-Sharing portion of the Plan, participants are eligible to receive vested benefits based upon the most recent valuation of their account upon termination of service with the Employer. Under certain provisions of the Plan, a percentage of vested benefits may also be distributed after ten continuous years of service and/or upon reaching age 55. Distributions of Plan benefits are made to eligible participants in one lump-sum payment. Only vested balances of a participant’s profit-sharing contribution account as of December 31, 2007 are eligible for in-service withdrawals.

For the 401(k) portion of the Plan, upon retirement, death, disability or termination of service, benefits will be paid in the form of a lump-sum distribution. Certain other withdrawals are permitted in the event of financial hardship, as defined in the Plan Agreement.

Notes Receivable From Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, excluding amounts related to the participant’s Deferred Profit-Sharing account. Participant note terms range from one to five years, or up to 10 years for the purchase of a primary residence. The notes are secured by the balance in the participant’s account and bear interest at the then current Prime plus 2% as determined by the Plan Administrator. Principal and interest is paid ratably through payroll deductions, not less frequently than quarterly. As of December 31, 2025, outstanding notes receivable had interest rates ranging from 4.25% to 10.50%, excluding deemed loans.

Plan Termination

Although it has not expressed any intent to do so, the Employer has the right to terminate the Plan in whole or in part at any time subject to the provisions of ERISA. In the event the Plan is terminated, all participant accounts will become 100% vested and non-forfeitable.

Participant and Non-Participant Directed Investments

Participants may invest in Magna International Inc. Common Stock (Employer Securities). For the Deferred Profit-Sharing portion of the Plan, 4/7th of the annual profit-sharing contribution, as defined, is invested in Employer Securities, referred to as the non-participant directed portion of the Plan. The remaining portion of the annual profit-sharing contribution is directed by the employee and may include investments in Employer Securities. Participants may diversify up to 100% of Magna stock held in their account at any time. Voting rights are all retained by the trustee per the direction of the Employer.

Administrative Expenses

The Employer administers the Plan. The Employer pays certain administrative expenses of the Plan, and the Employer also provides certain administrative services which have not been charged to the Plan. The amount of such expenses and cost of such services have not been determined. Certain administrative expenses not paid directly by the Employer may be paid from the Plan in accordance with ERISA provisions. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses.

Plan Merger

On June 3, 2023, Magna acquired the Arriver and Active Safety business lines of Veoneer US, LLC. All participants in the Veoneer 401(k) Employee Savings and Investment Plan (the “Veoneer Plan”), continued to remain in the Veoneer Plan under Magna.

Effective January 1, 2025, the Veoneer Plan’s participants were transferred to the Plan. On that date, the Veoneer Plan’s participants became participants in the Plan. A transfer of most of the Veoneer Plan’s net assets was initiated on December 31, 2024 and was deposited into the Plan’s trust account on January 1, 2025. The amount of net assets transferred on this date was $98,789 thousand. The remaining funds were retained in a non-interest-bearing cash holding account and are anticipated to be used for future administrative expenses of the Plan.